Tax	6 Months Ended
Jun. 30, 2019
Major components of tax expense (income) [abstract]
Tax
7.	TAX

(i)	Income tax

The Company and its subsidiaries are subject, on an entity basis, to income taxes on profits arising in or derived from the tax jurisdictions in which the entities of the Group are domiciled and operate. The Company is subject to profits tax at a rate of 16.5% (2018: 16.5%) on profits arising in or derived from Hong Kong.

The Company is regarded as a Chinese Resident Enterprise (as defined in the “Enterprise Income Tax Law of the People’s Republic of China”) by the State Administration of Taxation of the PRC. As a result, the Company is subject to the PRC corporate income tax at the rate of 25% starting from 1 January 2008. The corporate income tax which is subjected in Hong Kong is qualified as a foreign tax credit to offset the PRC corporate income tax starting from 1 January 2008.

The Company’s subsidiary in Mainland China, CNOOC China, is a wholly-owned foreign enterprise. It is subject to corporate income tax at the rate of 25% under the prevailing tax rules and regulations. CNOOC Deepwater Development Limited, a wholly-owned subsidiary of CNOOC China, is subject to corporate income tax at the rate of 15% from 2018 to 2020, after being reassessed as a high and new technology enterprise.

Subsidiaries of the Group domiciled outside the PRC are subject to income tax at rates ranging from 10% to 50% (2018: 10% to 50%). Alberta, Canada will reduce the provincial corporate income tax rate from 12% to 8% gradually over the period from 1 July 2019 to 1 January 2022.

(ii)	Other taxes

The Company’s PRC subsidiaries pay the following other taxes and dues:

–	Production tax at the rate of 5% on production under production sharing contracts;

–

Value added tax (“VAT”) at the rates from 11% to 17% on taxable sales under independent oil and gas fields before 1 May 2018. VAT rates of 17% and 11% have been adjusted to 16% and 10% respectively since 1 May 2018 according to “Notice on Adjustment on Value-added Tax Rates” (Cai Shui [2018] No.32). VAT rates of 16% and 10% have been adjusted to 13% and 9% respectively since 1 April 2019 according to “Announcement on Policies for Deepening the VAT Reform” (Announcement [2019] No. 39 of the Ministry of Finance, the State Taxation Administration and the General Administration of Customs).

The VAT payable is calculated using the taxable sales amount multiplied by the applicable tax rate less relevant deductible input VAT;

–

Resource tax at the rate of 6% (reduced tax rates may apply to specific products and fields) on the oil and gas sales revenue (excluding production tax) derived by oil and gas fields under production sharing contracts signed after 1 November 2011 and independent offshore oil and gas fields, and those under production sharing contracts signed before 1 November 2011 which will be subject to related resource tax requirement after the expiration of such production sharing contracts;

–	City construction tax at the rates of 1% or 7% on the production taxes and VAT paid;

–	Educational surcharge at the rate of 3% on the production taxes and VAT paid; and

–	Local educational surcharge at the rate of 2% on the production taxes and VAT paid.

In addition, other taxes paid and payable by the Company’s non-PRC subsidiaries include royalty as well as taxes levied on petroleum-related income, budgeted operating and capital expenditure.

(iii)	Special oil gain levy

In 2006, a Special Oil Gain Levy (“SOG Levy”) was imposed by the Ministry of Finance of the PRC (“MOF”) at the progressive rates from 20% to 40% on the portion of the monthly weighted average sales price of the crude oil lifted in the PRC exceeding US$40 per barrel. The MOF has decided to increase the threshold of the SOG Levy to US$65 with effect from 1 January 2015. Notwithstanding this adjustment, the SOG Levy continues to have five levels and is calculated and charged according to the progressive and ad valorem rates on the excess amounts. The SOG Levy paid can be claimed as a deductible expense for corporate income tax purposes and is calculated based on the actual volume of the crude oil entitled.